Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE World Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.96%	11.19%	10.17%
Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	9.09%	5.87%	6.25%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	3.28%	4.61%	4.66%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.51%	2.44%	2.89%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.15%	2.85%	3.11%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	7.08%	4.91%	4.60%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	6.01%	5.51%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	8.58%	5.36%	4.87%